Impairment (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Summary of impairment charges

	2025				2024
Six months ended 30 June	Pre-tax amount US$m	Taxation US$m	Non-controlling interest US$m	Net amount US$m	Pre-tax amount US$m
Minerals – RTITQO	(122)	36	—	(86)	—
Aluminium – Tiwai Point	—	—	—	—	41
Aluminium – Porto Trombetas (MRN)	—	—	—	—	(23)
Net impairment (charges)/reversals	(122)	36	—	(86)	18

Allocated as:
Property, plant and equipment	(122)				41
Share of profit after tax of equity accounted units	—				(23)
Net impairment (charges)/reversals	(122)				18
Six months ended 30 June				2025 US$m	2024 US$m
Comprising:
Impairment (charges)/reversals of consolidated balances				(122)	41
Impairment charges related to EAUs (pre-tax)				—	(35)
Taxation				36	49
Net impairment (charges)/reversals in the income statement				(86)	55